   As filed with the Securities and Exchange Commission on February 22, 2002.

                                                              File No. 333-79701
                                                                       811-05439
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     -------
         Post-Effective Amendment No.    4                             [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   86                                   [X]
                                -------

                       FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                       FORTIS BENEFITS INSURANCE COMPANY
                              (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
              (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                        Hartford Life Insurance Company
                                 P. O. Box 2999
                            Hartford, CT 06104-2999
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
  ---
         on ___________ pursuant to paragraph (b) of Rule 485
  ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 48
  ---
   X     on May 1, 2002, pursuant to paragraph (a)(1) of Rule 485
  ---
         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
  ---


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                                     PART A

FORTIS INCOME PREFERRED VARIABLE ANNUITY

VARIABLE ACCOUNT D


ISSUED BY:
FORTIS BENEFITS INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164

ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)         [Hartford Life Logo]
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This prospectus describes information you should know before you purchase the Fortis Income Preferred Variable Annuity. Please read it carefully.

Income Preferred Variable Annuity is a contract between you and Fortis Benefits Insurance Company where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

[FUNDS]

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP:/WWW.SEC.GOV).

This Contract IS NOT:

-  A bank deposit or obligation

-  Federally insured

-  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2002
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2002

2
                                                 HARTFORD LIFE INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   3
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FEE TABLE                                                                     5
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HIGHLIGHTS                                                                    6
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GENERAL CONTRACT INFORMATION                                                  7
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  Fortis Benefits Insurance Company                                           7
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  The Separate Account                                                        7
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  The Funds                                                                   8
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PERFORMANCE RELATED INFORMATION                                               8
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THE CONTRACT                                                                 10
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  Purchases and Contract Value                                               10
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  Charges and Fees                                                           12
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  Guaranteed PayoutPlan                                                      14
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  Death Benefit                                                              14
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  Surrenders                                                                 15
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ANNUITY PAYOUTS                                                              16
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OTHER PROGRAMS AVAILABLE                                                     18
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OTHER INFORMATION                                                            19
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  Legal Matters                                                              19
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  More Information                                                           19
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FEDERAL TAX CONSIDERATIONS                                                   20
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS
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APPENDIX II -- GUARANTEED PAYOUTPLAN EXAMPLES
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APPENDIX III -- ACCUMULATION UNIT VALUES
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                                                                               3
HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive a Death Benefit upon the death of the Contract Owner.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FORTIS: Fortis Benefits Insurance Company, the company that issued this Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".

GUARANTEED PAYOUTPLAN: The Guaranteed PayoutPlan is an optional feature of your Contract. If you elect the Guaranteed PayoutPlan at an additional charge, we will guarantee you that we will payout an amount at least equal to the total Premium Payments you have made under this Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Fortis and/or Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

4
                                                 HARTFORD LIFE INSURANCE COMPANY
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Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               5
HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE


                                             DURING
                                          ACCUMULATION  DURING ANNUITY
                                             PERIOD     PAYOUT PERIOD
----------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
SALES LOAD IMPOSED ON PURCHASES (as a
  percentage of Premium Payments)              None          None
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a
  percentage of Premium Payments) (1)                  8%
    First Year (2)                                     8%
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    Second Year                                        8%
----------------------------------------------------------------------
    Third Year                                         7%
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    Fourth Year                                        7%
----------------------------------------------------------------------
    Fifth Year                                         6%
----------------------------------------------------------------------
    Sixth Year                                         5%
----------------------------------------------------------------------
    Seventh Year                                       3%
----------------------------------------------------------------------
    Eighth Year                                        2%
----------------------------------------------------------------------
    Ninth Year                                         1%
----------------------------------------------------------------------
    Tenth Year or more                                 0%
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge          1.40%         1.25%
----------------------------------------------------------------------
    Administrative Expense Charge              0.10%         0.10%
----------------------------------------------------------------------
    Guaranteed PayoutPlan Charge               0.35%         0.00%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges        1.85%         1.35%
----------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment

The purpose of the Fee Tables and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Tables and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted.

[ANNUAL FUND OPERATING EXPENSES TABLE GOES HERE]

[EXAMPLE TABLES GO HERE]

6
                                                 HARTFORD LIFE INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $25,000 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS
     FROM        CONTINGENT DEFERRED
PREMIUM PAYMENT     SALES CHARGE
------------------------------------
     1                    8%
------------------------------------
     2                    8%
------------------------------------
     3                    7%
------------------------------------
     4                    7%
------------------------------------
     5                    6%
------------------------------------
     6                    5%
------------------------------------
     7                    3%
------------------------------------
     8                    2%
------------------------------------
     9                    1%
------------------------------------
 10 or more               0%
------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than nine years

X  Distributions made due to death

X  Most payments we made to you as part of your Contract Payout

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. During the Accumulation Period, a mortality and expense risk charge is subtracted daily and is equal to an annual charge of 1.40% of your Contract Value invested in the Funds. After we begin to make Annuity Payouts, the mortality and expense risk charge drops to an annual charge of 1.25% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of .10% of the Contract Values held in the Separate Account.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

- GUARANTEED PAYOUTPLAN EXPENSE CHARGE -- This charge is for the Guaranteed PayoutPlan. You will pay a charge equal to an annual charge of .35% of the Contract Values invested in the Funds. We will deduct this charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL FORTIS PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from the Beneficiary.

If death occurs before the Contract Owners 86th birthday, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dolar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The total Premium Payments you have made to us minus adjustments for partial Surrenders compounded annually at 5% capped at a maximum of 200% of total Premium Payments minus adjustments for partial Surrenders (the "Rollup Amount").

WHAT IS THE GUARANTEED PAYOUTPLAN?


The Guaranteed PayoutPlan is a feature of your Contract where we will guarantee you that we will payout an amount at least equal to the total Premium Payments you have made under this Contract. This PayoutPlan has restrictions and limitations which are described more completely in the Guaranteed PayoutPlan section of this prospectus.

                                                                               7
HARTFORD LIFE INSURANCE COMPANY
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WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?



When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.



You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with an qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 years. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


GENERAL CONTRACT INFORMATION
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FORTIS BENEFITS LIFE INSURANCE COMPANY


Fortis Benefits Insurance Company is the issuer of the contracts. Fortis Benefits is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis (NL) N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.



Fortis (NL) N.V. is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847.
Fortis (B) is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis (NL) N.V. and Fortis (B) have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking, financial services, and real estate development in the Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim.



All of the guarantees and commitments under the contracts are general obligations of Fortis Benefits, regardless of whether you have allocated the contract value to the Separate Account or to the Fixed Accumulation Feature. None of Fortis Benefits' affiliated companies has any legal obligation to back Fortis Benefits' obligations under the contracts.



On January 25, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                                        FORTIS' RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------


These ratings apply to Fortis' ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Fortis or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Fortis or Hartford may conduct.

- Is not affected by the rate of return of Fortis' General Account or Hartford's General Account or by the investment performance of any of Fortis' or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

8
                                                 HARTFORD LIFE INSURANCE COMPANY
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THE FUNDS

[DEPENDING ON FUND FAMILIES, INTRODUCTIONS & ADDRESSES HERE]

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

[FUND INVESTMENT GOALS HERE]

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Fortis has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Fortis, or its agents, provide administrative services and the Funds pay a fee that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------


The Separate Account may advertise certain performance-related information concerning the Sub-Account Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming

                                                                               9
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any

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subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $25,000. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase-Registered Trademark-Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in the states of Washington and Oregon, only one Premium Payment can be made no subsequent Premium Payments can be accepted.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return

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the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation. After the Annuity Commencement Date, the Payee may make four Sub-Account Transfers.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

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- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.
We will continue to monitor transfer activity and Fortis or Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
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      1                        8%
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      2                        8%
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      3                        7%
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      4                        7%
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      5                        6%
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      6                        5%
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      7                        3%
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      8                        2%
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      9                        1%
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  10 or more                   0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first nine years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- Surrenders made from Premium Payments invested for more than nine years. After the ninth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than nine years, and (b) 10% of Premium Payments made during the last nine years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due

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  to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 110th birthday.

- Contract Owners or Annuitants if the Contract Owner is a non-natural person, who become completely disabled, as defined in your Contract, after the Contract was issued. We will waive any CDSC deducted prior to the disability if you become disabled prior to age 64 and are continuously disabled for 12 months or more. This waiver is not available in all states and terminates upon the Contract Owner or Annuitant's 65th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract we deduct a mortality and expense risk charge that is subtracted daily. During the Accumulation Period, that charge is equal to an annual charge of 1.40% of your Contract Value invested in the Funds. After we begin to make Annuity Payouts, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.

- assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for 10 or 20 years or Joint and Full Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE


This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of .10% of the Contract Values held in the Separate Account.


GUARANTEED PAYOUTPLAN EXPENSE CHARGE

We bear an investment risk associated with the Guaranteed PayoutPlan benefit. The risk we bear is that the investment performance will not be sufficient to cover the guarantee of the return of your Purchase Payments. We deduct a charge for the Guaranteed PayoutPlan benefit that is equal to an annual charge of .35% of your Contract Value invested in the Funds. This charge is only assessed in the Accumulation Period and not in the Annuity Period.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

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GUARANTEED PAYOUTPLAN



WHAT IS THE GUARANTEED PAYOUTPLAN?



Your Contract offers a Guaranteed PayoutPlan that you may select for an additional charge. The Guaranteed PayoutPlan guarantees that each Contract Year you may Surrender up to an amount equal to 7% of your Premium Payments until they are depleted, even if your Contract Value is worth less than your Premium Payments. The Guaranteed PayoutPlan assures that you will not lose your investment to poor market performance as long as your Surrenders each Contract Year do not exceed 7% of your Premium Payments.



HOW MUCH AM I GUARANTEED TO SURRENDER EACH YEAR?



The maximum amount that you may Surrender at any time under the Guaranteed PayoutPlan is the lesser of:



- 7% of your Premium Payments less any Surrenders made during the current Contract Year; and



- All your Premium Payments minus all your Surrenders, which is called your "Guaranteed Remaining Benefit Amount."



If your Contract is a Qualified Contract, the maximum amount you may Surrender under the Guaranteed PayoutPlan includes the amount of your required minimum distributions beginning the calendar year your required minimum distributions begin.



WHAT IS THE GUARANTEED REMAINING BENEFIT AMOUNT?



The Guaranteed Remaining Benefit Amount is the amount we guarantee that you will receive through periodic payments through the Guaranteed PayoutPlan. When your Contract is issued, your initial Guaranteed Remaining Benefit Amount is 100% of your initial Premium Payment. Each time you make an additional Premium Payment, your Guaranteed Remaining Benefit Amount is increased by the amount of the Premium Payment. Alternatively, each time you make a Surrender, your Guaranteed Remaining Benefit Amount is decreased by the amount of your Surrender.



You cannot Surrender your Guaranteed Remaining Benefit Amount in a lump sum, you may only receive it over a series of payments through the Guaranteed PayoutPlan.



HOW LONG WILL MY CONTRACT REMAIN IN "LIVING BENEFIT STATUS"?



The benefits of your Guaranteed PayoutPlan are available only while your Contract is in "Living Benefit Status." Your Contract remains in Living Benefit Status until the Annuity Commencement Date unless:



- During any Contract Year your Surrenders total more than 7% of your Premium Payments; or



- At any time your Guaranteed Remaining Benefit Amount falls to zero.



If either of the above occurs, your Guaranteed Payout Plan will terminate. Once terminated, you cannot restart the Guaranteed Payout Plan.



WHAT IF MY CONTRACT VALUE FALLS BELOW $1,000?



If your Contract Value falls below $1,000 while your Contract is in Living Benefit Status, we will pay you any remaining Guaranteed Remaining Benefit Amount on a periodic basis. During this time you may not make additional Premium Payments. If you die before receiving all of your payments, your beneficiary will receive any death benefit otherwise payable under your Contract.



IF MY CONTRACT PERFORMS WELL, WILL MY GUARANTEED REMAINING BENEFIT AMOUNT INCREASE?



Every ten years starting on the ninth Contract Anniversary, we will compare your Guaranteed Remaining Benefit Amount to your Contract Value. If your Contract Value is greater than your Guaranteed Remaining Benefit Amount, we will automatically increase your Guaranteed Remaining Benefit Amount to equal your then Contract Value.



If your Guaranteed Remaining Benefit Amount increases, the maximum amount that you may Surrender under the Guaranteed PayoutPlan also increases to 7% of your increased Guaranteed Remaining Benefit Amount.



This automatic increase may not be available in all states.



WHAT IF I DIE PRIOR TO THE ANNUITY COMMENCEMENT DATE?



If you die prior to the Annuity Commencement Date, your beneficiaries will receive the Death Benefit described in this prospectus.



ARE THERE ANY OTHER LIMITATIONS ON THE GUARANTEED PAYOUTPLAN?



You may select the Guaranteed PayoutPlan only at the time of purchase.



Once you elect the Guaranteed PayoutPlan, you cannot cancel it. The Guaranteed PayoutPlan may not be available in all states.


DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Contract Owners 86th birthday, the Death Benefit is the greatest of:

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- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The total Premium Payments you have made to us minus adjustments for partial Surrenders compounded annually at 5% capped at a maximum of 200% of total Premium Payments minus adjustments for partial Surrenders (the "Rollup Amount").

If death occurs on or after the Contract Owners 86th birthday, the Death Benefit is the greatest of:

The total Premium Payments you have made to us minus the Rollup Amount on the Contract Owner's 86th birthday plus any Premium Payments made since that birthday minus any adjustments for partial Surrenders since that birthday.

Adjustments are made for partial Surrenders by:

- Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately prior to the partial Surrender and

- Multiplying that amount by the Rollup Amount prior to the partial Surrender plus, if the Contract Owner is older than 86, any Premium Payments made since the Contract Owner turned 86 and minus adjustments made for any partial Surrenders taken after the Contract Owner's 86th birthday.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Fortis will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.


SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values

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at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
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THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What level of Assumed Investment Return should you choose?

- Do you want Annuity Payouts to be fixed or variable or a combination?

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Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.

We may offer other Annuity Payout Options available.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR.

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The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-Registered Trademark- -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between

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allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as Principal Underwriter for the securities issued with respect to the Separate Account. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. It is an affiliate of ours. WFS is ultimately controlled by The Hartford. The principal business address of WFS
is                     . The securities will be sold by individuals who
represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with WFS.

Commissions will be paid by Fortis and will not be more than 7% of Premium Payments. From time to time, Fortis may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by WFS and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. WFS, its affiliates or Fortis may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by WFS, its affiliates or Fortis out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

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FEDERAL TAX CONSIDERATIONS



What are some of the federal tax consequences which affect these Contracts?



A.  GENERAL



Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.



Our general discussion of the tax treatment of this Contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this Contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "The Contract -- How is the value of my Contract calculated before the Annuity Commencement Date?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.



Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:



- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.



A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.



 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."



 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross

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    income, and will simply reduce the "investment in the contract."



 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.



 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Earnings Protection Benefit or Optional Death Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Earnings Protection Benefit and the Optional Death Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Earnings Protection Benefit or the Optional Death Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Earnings Protection Benefit or the Optional Death Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Earnings Protection Benefit or an Optional Death Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).



    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.



    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.



  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):



    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



    3.  Distributions attributable to a recipient's becoming disabled.

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    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



    5. Distributions made under certain annuities issued in connection with structured settlement agreements.



    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



    f. REQUIRED DISTRIBUTIONS



  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:



     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and



     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.



 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



 3. DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the

                                                                              23
HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all Contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the Contract, as necessary, to prevent you from being considered the owner of assets in the separate account.



D.  FEDERAL INCOME TAX WITHHOLDING



Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.



E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Harford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.



G.  GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001



The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.



During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.



The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

                      STATEMENT OF ADDITIONAL INFORMATION

                       FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D

                       INCOME PREFERRED VARIABLE ANNUITY

--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Fortis Benefits Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus:  May 1, 2002
Date of Statement of Additional Information: May 1, 2002
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

GENERAL INFORMATION                                       2
      Safekeeping of Assets                               2
      Independent Public Accountants                      2
      Non-Participating                                   2
      Misstatement of Age or Sex                          2
      Principal Underwriter                               2
PERFORMANCE RELATED INFORMATION                           3
      Total Return for all Sub-Accounts                   3
      Yield for Sub-Accounts                              3
      Money Market Sub-Accounts                           4
      Additional Materials                                5
      Performance Comparisons                             5
PERFORMANCE TABLES                                        7
FINANCIAL STATEMENTS                                   SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Fortis holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Fortis' general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Woodbury is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. Woodbury is ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of Woodbury is 500 Bielenberg Drive, Woodbury, MN 55125.

Fotis currently pays Woodbury underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Woodbury in its role as Principal Underwriter has been: 2001: $_________; 2000:
$__________; and 1999: $____________.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Fortis uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee.

The formula Fortis uses to calculate yield is: YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Fortis takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Fortis then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Fortis then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Fortis deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Fortis uses is:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Fortis may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

|X| The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

|X| The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

|X| The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

|X| The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

|X| The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                        SUB-ACCOUNT       1 YEAR       5 YEAR      10 YEAR      SINCE
                                                 INCEPTION DATE                                          INCEPTION
-----------                                      --------------      ------       ------      -------    ----------
Hartford Money Market HLS Fund
Hartford U.S. Government Securities HLS Fund
Hartford Bond HLS Fund
Hartford Multisector Bond HLS Fund
Hartford High Yield HLS Fund
Hartford International Stock II HLS Fund
Hartford International Stock HLS Fund
Hartford Global Leaders HLS Fund
Hartford Global Equity HLS Fund
Hartford Advisers HLS Fund
Hartford American Leaders HLS Fund
Hartford Value Opportunities HLS Fund
Hartford Capital Opportunities HLS Fund
Hartford Growth and Income HLS Fund
Hartford Index HLS Fund
Hartford Blue Chip Stock HLS Fund
Hartford Blue Chip Stock II HLS Fund
Hartford Large Cap Growth HLS Fund
Hartford Investors Growth HLS Fund


                                       7

Hartford Mid Cap Stock HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Small Cap Value HLS Fund
Hartford Small Cap Growth HLS Fund

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional benefits been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                      FUND INCEPTION      1 YEAR       5 YEAR      10 YEAR      SINCE
                                                      DATE                                               INCEPTION
-----------                                      --------------      ------       ------      -------    ---------
Hartford Money Market HLS Fund
Hartford U.S. Government Securities HLS Fund
Hartford Bond HLS Fund
Hartford Multisector Bond HLS Fund
Hartford High Yield HLS Fund
Hartford International Stock II HLS Fund
Hartford International Stock HLS Fund
Hartford Global Leaders HLS Fund
Hartford Global Equity HLS Fund
Hartford Advisers HLS Fund
Hartford American Leaders HLS Fund
Hartford Value Opportunities HLS Fund
Hartford Capital Opportunities HLS Fund
Hartford Growth and Income HLS Fund
Hartford Index HLS Fund



                                       8


Hartford Blue Chip Stock HLS Fund
Hartford Blue Chip Stock II HLS Fund
Hartford Large Cap Growth HLS Fund
Hartford Investors Growth HLS Fund
Hartford Mid Cap Stock HLS Fund
Hartford Growth Opportunities HLS Fund
Hartford Small Cap Value HLS Fund
Hartford Small Cap Growth HLS Fund

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional benefits been available and been chosen.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                             YIELD           EFFECTIVE YIELD
-----------                             -----           ---------------
Hartford Money Market HLS Fund            %                    %


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                   YIELD
-----------                                                   -----
Hartford U.S. Government Securities HLS Fund                    %
Hartford Bond HLS Fund                                          %
Hartford Multisector Bond HLS Fund                              %
Hartford High Yield HLS Fund                                    %

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements And Exhibits

(a) All financial statements are included in Part A and Part B of the Registration Statement.

(b)      Exhibits:

(1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D to be filed by Amendment.

(2)      Not applicable.

(3)      a)  Form of Principal Underwriter and Servicing Agreement to be filed by Amendment.

         b)  Form of Dealer Sales Agreement to be filed by Amendment.

(4)      Form of Variable Annuity Contract to be filed by Amendment.

(5)      Form of Application to be filed by Amendment.

(6)      a)  Articles of Incorporation of Fortis Benefits Insurance Company to
             be filed by Amendment.

         b) By-laws of Fortis Benefits Insurance Company to be filed by Amendment.

(7)      Not applicable.

(8)      Form of Participation Agreement to be filed by Amendment.

(9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

(10)     a)   Consent of Arthur Andersen LLP to be filed by Amendment.

(10)     b)   Consent of PricewaterhouseCoopers LLP to be filed by Amendment.

(10)     c)   Consent of Ernest & Young LLP to be filed by Amendment.

(11)     No Financial Statements are omitted.

(12)     Not applicable.

(13)     Not applicable.

(14)     Copy of Power of Attorney.

(15)     Organizational Chart to be filed by Amendment.

Item 25. Directors and Officers of Depositor

NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------                             -----------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer
Benjamin Cutler (4)                          Executive Vice (President - Fortis Health)
Michael John Peninger (3)                    Executive Vice (President - Group Nonmedical)
J. Kerry Clayton (1)                         Chairman of the Board, Director
Arie Aristide Fakkert (2)                    Director
A.W. Feagin (5)                              Director
Larry M. Cains (1)                           Treasurer
Lesley Silbester(1)                          Director

----------
(1)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address:  515 West Wells, Milwaukee, WI 53201.

(5)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 26.  Persons Controlled By Or Under Control With The Depositor Or
          Registrant

         To be filed by Amendment.

Items 27. Number Of Contract Owners

         As of February 7, 2002 there were 3,316 Contract Owners.

Item 28.  Indemnification

Pursuant to the Principal Underwriter and Servicing Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated herein by this reference, Fortis Benefits has agreed to indemnify Woodbury Financial Services, Inc. ("Woodbury") (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Woodbury; provided, however, that no such indemnity will be made to Woodbury or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Woodbury. Pursuant to the Principal Underwriter and Servicing Agreement, Woodbury has agreed to indemnify Variable Account D, Fortis Benefits, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Woodbury or (2) otherwise arising out of Woodbury's negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3(c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify Fortis Benefits, Woodbury, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

Also, Fortis Benefit's By-Laws (see Article VI, Section 5 thereof, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Separate Account C
         Fortis Benefits Insurance Company - Variable Account D
         Fortis Series Fund, Inc.
         Fortis Advantage Portfolios, Inc.
         Fortis Equity Portfolios, Inc.
         Fortis Growth Fund, Inc.
         Fortis Money Portfolios, Inc.
         Fortis Tax-Free Portfolios, Inc.
         Fortis Income Portfolios, Inc.

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS
         -----------------------------------
         Robert Kerzner**           Chief Executive Officer and President
         Walter White*              Senior Vice President of Operations and Operation Principal
         Carol Houghtby*            Chief Financial Officer, Treasurer and Financial Principal
         Roger Arnold*              Senior Vice President of Sales
         John Hite*                 Vice President, Secretary and Chief Legal Officer
         Mark Cadalbert*            Chief Compliance Officer

         ----------
         *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
         **  200 Hopmeadow Street, Simsbury CT 06089

         (c)  None.

Item 30.  Location Of Accounts And Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:                        500 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford"), a subsidiary of The Hartford Financial Services Group. Although Fortis Benefits remains responsible for all contract terms and conditions, Hartford is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford reinsured all of the individual life insurance and annuity business of Fortis Benefits.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 22nd day of February, 2002.


VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:       Robert B. Pollock
     ---------------------------------
         Robert B. Pollock, President*


FORTIS BENEFITS INSURANCE COMPANY                   *By: /s/ Marianne O'Doherty
        (Depositor)                                      ----------------------
                                                             Marianne O'Doherty
                                                             Attorney-in-Fact
By:       Robert B. Pollock
     ---------------------------------
         Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board, Director*
Arie Aristide Fakkert
    Director*
Alan W. Feagin
    Director*
Robert Brian Pollock                                 *By: /s/ Marianne O'Dohery
    President and Director*                              ----------------------
    Chief Executive Officer                                   Marianne O'Dohery
Michael John Peninger                                         Attorney-in-Fact
    Director*
Lesley Silvester, Director*

                                  EXHIBIT INDEX


9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

14         Copy of Power of Attorney